[RIVERNORTH CAPITAL MANAGEMENT LETTERHEAD]

July 25, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, D.C. 20549

RE:	RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, on behalf of River North Funds, a registered investment company (the “Trust”), we hereby submit for filing on EDGAR exhibits containing interactive data relating to the RiverNorth/Manning & Napier Dividend Income Fund. The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed with the Securities and Exchange Commission on July 20, 2012 (Accession Number: 0001193125-12-309105).

If you have any questions, please contact me at 312-568-6506.

Very truly yours,

/s / Marc Collins

Marc Collins

General Counsel and Chief Compliance Officer

RiverNorth Capital Management, LLC